Schedule of accounts receivable (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 1,007,800	$ 536,400	$ 640,300
Accounts receivable	$ 1,007,800	$ 536,400	$ 640,300